CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2020
CAPITAL STOCK
Summary of issued and outstanding capital stock

	Common shares
	Number	Amount
Balance as of December 31, 2018	10,544,962	$1,320.5
Issuance of common shares	166,203	153.3
Reduction in paid-up capital	—	(465.0)
Balance as of December 31, 2019	10,711,165	1,008.8
Issuance of common shares	7,162	6.8
Balance as of December 31, 2020	10,718,327	$1,015.6